Income Taxes - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 264,794	$ 231,326
Other tax carryforwards	4,658	3,065
Employee benefits	30,759	30,040
Accrued expenses	30,937	25,201
Depreciation and amortization	21,517	20,193
Other	16,374	5,067
Total deferred tax assets	369,039	314,892
Valuation allowance	(298,704)	(246,425)
Deferred tax assets, net of valuation allowance	70,335	68,467
Deferred tax liabilities:
Depreciation and amortization	(5,895)	(4,097)
Growing crops	(18,482)	(18,331)
Trademarks	(124,402)	(127,533)
Discount on Convertible Notes	(13,803)	(18,285)
Other	(1,555)	(2,606)
Total deferred tax liabilities	(164,137)	(170,852)
Net deferred tax liabilities	$ (93,802)	$ (102,385)